Supplement Dated December 30, 2013
To The Prospectuses Dated April 29, 2013 For

ELITE ACCESS®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

ELITE ACCESS®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com (or for contracts issued in New York, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-888-965-6569; www.jackson.com).

EFFECTIVE JANUARY 2, 2014, THE FOLLOWING CHANGES ARE MADE TO THE INVESTMENT DIVISIONS:

►	Under the section titled “FEES AND EXPENSES TABLES”, in the section titled “Total Annual Fund Operating Expenses”, the information for the following Funds is revised to read as follows:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
Curian Variable Series Trust
Curian Tactical Advantage 35	0.75%	0.25%	0.26% I	0.23%	1.49%	(0.30%)B	1.19%B
Curian Tactical Advantage 60	0.75%	0.25%	0.26% I	0.25%	1.51%	(0.30%)B	1.21%B
Curian Tactical Advantage 75	0.75%	0.25%	0.26% I	0.26%	1.52%	(0.30%)B	1.22%B
Curian Dynamic Risk Advantage – Diversified	0.85%M	0.25%	0.26% I	0.07%	1.43%	(0.07%) B	1.36% B
Curian Dynamic Risk Advantage - Growth	0.85%M	0.25%	0.26% I	0.07%	1.43%	(0.07%) B	1.36% B
Curian Dynamic Risk Advantage – Income	0.85%M	0.25%	0.26% I	0.35%	1.71%	(0.35%)B	1.36%B
Curian/American Funds® Growth	1.18%D	0.25%D	0.18%D, L	0.00%	1.61%D	(0.50%)C	1.11%C,D
Curian/American Funds® Global Growth	1.33%K	0.25%K	0.16%K, L	0.00%	1.74%K	(0.65%)J	1.09%J, K
Curian/AQR Risk Parity	0.85%	0.25%	0.23% I	0.00%	1.33%	(0.20%)B	1.13%B
Curian/DoubleLine® Total Return	0.50%	0.25%	0.23% I	0.00%	0.98%	(0.12%)B	0.86%B
Curian Focused International Equity	0.80%	0.25%	0.23% I	0.00%	1.28%	(0.02%)B	1.26%B
Curian Focused U.S. Equity	0.70%	0.25%	0.23% I	0.00%	1.18%	(0.11%)B	1.07%B
Curian/T. Rowe Price Capital Appreciation	0.70%	0.25%	0.23% I	0.00%	1.18%	(0.13%)B	1.05%B

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Curian Variable Series Trust
Curian Guidance – Conservative	0.15%M	0.00%	0.16%L	1.13%	1.44%
Curian Guidance – Moderate	0.15%M	0.00%	0.16%L	1.21%	1.52%
Curian Guidance – Moderate Growth	0.15%M	0.00%	0.16%L	1.28%	1.59%
Curian Guidance – Growth	0.15%M	0.00%	0.13%L	1.25%	1.53%
Curian Guidance – Maximum Growth	0.15%M	0.00%	0.16%L	1.34%	1.65%
Curian Guidance – Tactical Moderate Growth	0.15%M	0.00%	0.16%L	1.12%	1.43%
Curian Guidance – Tactical Maximum Growth	0.15%M	0.00%	0.16%L	1.42%	1.73%
Curian Guidance – Equity Income	0.15%M	0.00%	0.16%L	1.25%	1.56%
Curian Guidance – Institutional Alt 65	0.15%M	0.00%	0.16%L	1.57%	1.88%
Curian Guidance – Institutional Alt 100 Conservative	0.15%M	0.00%	0.13%L	1.76%	2.04%
Curian Guidance – Institutional Alt 100 Moderate	0.15%M	0.00%	0.16%L	1.85%	2.16%
Curian Guidance – Institutional Alt 100 Growth	0.15%M	0.00%	0.13%L	1.68%	1.96%
Curian Guidance – Equity 100	0.15%M	0.00%	0.16%L	0.86%	1.17%
Curian Guidance – Fixed Income 100	0.15%M	0.00%	0.16%L	0.74%	1.05%
Curian Guidance – Real Assets	0.15%M	0.00%	0.13%L	1.19%	1.47%
Curian Guidance – Interest Rate Opportunities	0.15%M	0.00%	0.13%L	1.28%	1.56%
Curian Guidance – Multi-Strategy Income	0.15%M	0.00%	0.13%L	1.07%	1.35%
Curian Guidance – International Opportunities Conservative	0.15%M	0.00%	0.13%L	1.13%	1.41%
Curian Guidance – International Opportunities Moderate	0.15%M	0.00%	0.13%L	1.23%	1.51%
Curian Guidance – International Opportunities Growth	0.15%M	0.00%	0.13%L	1.30%	1.58%
Curian/Aberdeen Latin America	1.35%	0.25%	0.23%I	0.00%	1.83%
Curian/Ashmore Emerging Market Small Cap Equity	1.10%	0.25%	0.23%I	0.00%	1.58%
Curian/Baring International Fixed Income	0.60%	0.25%	0.23% I	0.00%	1.08%
Curian/BlackRock Global Long Short Credit	0.95%	0.25%	0.49%I	0.00%	1.69%
Curian/DFA U.S. Micro Cap	0.80%	0.25%	0.26%I	0.02%	1.33%
Curian/Eaton Vance Global Macro Absolute Return Advantage	0.95%	0.25%	0.59%I	0.00%	1.79%
Curian/Epoch Global Shareholder Yield	0.70%	0.25%	0.26%I	0.01%	1.22%
Curian/FAMCO Flex Core Covered Call	0.60%	0.25%	0.26%I	0.01%	1.12%
Curian/Franklin Templeton Frontier Markets	1.40%	0.25%	0.26%I	0.04%	1.95%
Curian/Franklin Templeton Natural Resources	0.80%	0.25%	0.26%I	0.02%	1.33%
Curian/Neuberger Berman Currency	0.70%	0.25%	0.26%I	0.01%	1.22%
Curian/Nicholas Convertible Arbitrage	0.85%	0.25%	1.40%I	0.01%	2.51%
Curian/Lazard International Strategic Equity	0.80%	0.25%	0.23%I	0.00%	1.28%
Curian/PIMCO Credit Income	0.40%M	0.25%	0.26%I	0.00%	0.91%
Curian/PineBridge Merger Arbitrage	0.85%	0.25%	0.41%I	0.07%	1.58%
Curian Long Short Credit	0.95%	0.25%	0.23%I	0.00%	1.43%
Curian/Schroder Emerging Europe	1.10%	0.25%	0.23%I	0.00%	1.58%
Curian/The Boston Company Equity Income	0.55%	0.25%	0.26%I	0.01%	1.07%
Curian/The Boston Company Multi-Alpha Market Neutral Equity	0.90%	0.25%	3.04%I	0.00%	4.19%
Curian/UBS Global Long Short Fixed Income Opportunities	0.95%	0.25%	0.23%I	0.00%	1.43%
Curian/Urdang International REIT	0.80%	0.25%	0.23%I	0.00%	1.28%
Curian/Van Eck International Gold	0.80%	0.25%	0.26%I	0.02%	1.33%

►	Under the section titled “FEES AND EXPENSES TABLES”, in the subsection titled “Total Annual Fund Operating Expenses”, the footnotes following the Fund Operating Expenses tables are revised as follows:

1.	Footnote E is deleted.

2.	Footnote L following the Fund Operating Expenses tables is revised to read as follows:

L
“Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3.	A new footnote M is added as follows:

M           Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

______________________________
(To be used with JMV8037 04/13 and JMV8037NY 04/13)

CMV12221 12/13